UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: July 31, 2011

Item 1. Reports to Stockholders.
THE ADVISORS’ INNER CIRCLE FUND II
GRT CAPITAL PARTNERS, L.L.C.
GRT VALUE FUND

Annual Report	July 31, 2011

Investment Adviser: GRT Capital Partners, L.L.C.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
TABLE OF CONTENTS

Shareholders’ Letter	1
Schedule of Investments	4
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Report of Independent Registered Public Accounting Firm	26
Trustees and Officers of The Advisors’ Inner Circle Fund II	28
Disclosure of Fund Expenses	36
Notice to Shareholders	38
The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
SHAREHOLDERS’ LETTER
July 31, 2011
Dear Shareholders:
We are pleased to provide you with this annual report for the GRT Value Fund (the “Fund”), as of July 31, 2011 and for the period from August 1, 2010 through July 31, 2011.
During the past year, the Fund returned 28.13% compared to 23.92% for the Russell 2000 Index (the “Benchmark”). Despite a very challenging environment for value investors, the Fund managed to outperform the Benchmark over the last year.
One might look at the year-to-date numbers for the broad indices and think the markets are simply trending up. The story inside the market is dramatically different. If one was to divide the Russell 2000 index into deciles by P/E ratio (forward looking, 1 year estimates), the top two deciles which average 60x earnings are up over 11% year-to-date through June 30. The bottom two deciles (the sandbox in which we generally like to play) are 6x earnings on average with negative performance of approximately -1%. That is a 12% spread against us in just six months. Given that extreme headwind, we are quite pleased with the year-to-date performance of this strategy.
There is no magic formula. It simply comes down to experienced managers, using well-established risk guidelines for portfolio construction. As we mentioned earlier, the fact that, as value managers, we diversify by strategy has been key to our success. Some value managers will trend to one style or another (like deep value, or turnarounds). On their own, any of these strategies can produce excellent alpha—however any one of these can languish for years at a time. By diversifying our investors into many of these strategies at once, we are less dependent on the “flavor of the month”—which also tends to dampen volatility.
One of the most important tenants of value investing is that price being offered for a company should be considered only after an analysis of the value of that company. The last tick for any company is simply that—the last price at which one or more market participants was willing to buy or sell the company for. In many environments, especially those grounded in fear or

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
greed, prices and values may start to diverge. For the value investor this presents an opportunity to buy stocks at very attractive valuations, or to unload stocks at ridiculously high prices. Put another way, an investment strategy should primarily be driven by changes in the perceived value of the underlying companies and not by simple changes in price. As Warren Buffet likes to say, it pays to be greedy when others are fearful and fearful when others are greedy.
GRT Value Fund
Rudy Kluiber, CFA
Greg Fraser, CFA
Tim Krochuk, CFA
This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
Definition of the Comparative Index
The Russell 2000 Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
Growth of a $10,000 Investment

*	The Fund commenced operations on May 1, 2008.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.
The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses.
If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.
See definition of the comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
SECTOR WEIGHTINGS (Unaudited)†:
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%

	Shares	Value
CONSUMER DISCRETIONARY — 9.5%
Arbitron	6,060	$237,067
Barnes & Noble	25,184	438,202
Bridgepoint Education*	26,760	662,578
Carter’s*	17,160	574,860
Casual Male Retail Group*	3,550	14,945
Collective Brands*	58,632	690,685
Corinthian Colleges*	109,670	456,227
Crown Media Holdings, Cl A*	57,855	98,354
Footstar	60,263	48,210
Global Education & Technology Group ADR*	218,601	1,097,377
Gordmans Stores*	8,320	149,178
Group 1 Automotive	18,860	898,302
Hovnanian Enterprises, Cl A*	12,120	23,270
Kenneth Cole Productions, Cl A*	17,910	228,532
Lumber Liquidators Holdings*	17,052	267,887
McCormick & Schmick’s Seafood Restaurants*	54,570	482,399
McGraw-Hill	9,620	400,192
Motorcar Parts of America*	33,490	432,356
Papa John’s International*	17,673	551,574
PetSmart	4,790	206,066
Sonic Automotive, Cl A	24,390	382,191
Tuesday Morning*	5,500	23,650
US Auto Parts Network*	30,750	230,317
Valassis Communications*	12,590	337,412
WMS Industries*	44,140	1,216,940

		10,148,771

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES — 1.8%
Alliance One International*	33,203	$109,238
CVS/Caremark	16,570	602,319
Darling International*	29,880	504,375
Nature’s Sunshine Products*	18,411	307,280
Snyders-Lance	12,220	249,410
Universal	4,420	162,302

		1,934,924

ENERGY — 8.2%
Alpha Natural Resources*	5,648	241,226
Atlas Pipeline Partners	78,410	2,682,406
C&J Energy Services*	484	14,762
CARBO Ceramics	75	11,705
Crude Carriers	28,610	329,587
Dresser-Rand Group*	4,350	232,377
Eagle Rock Energy Partners	21,934	246,977
Global Industries*	117,511	602,832
Matrix Service*	14,080	196,275
Noble	21,140	779,432
Oiltanking Partners*	10,000	238,600
Seahawk Drilling*	2,712	11,607
SemGroup, Cl A*	7,900	183,912
StealthGas*	112,652	514,820
Tesoro Logistics	3,500	86,100
Union Drilling*	121,768	1,357,713
Willbros Group*	103,670	953,764

		8,684,095

FINANCIALS — 11.6%
Berkshire Hathaway, Cl B*	27,334	2,027,363
Cypress Sharpridge Investments REIT	49,640	611,069
Ezcorp, Cl A*	41,644	1,385,912
Federated Investors, Cl B	61,810	1,320,880
Fidelity National Financial, Cl A	39,210	639,123
First American Financial	29,360	469,466
Hudson City Bancorp	11,090	91,493
Maiden Holdings	49,930	462,851
MFA Financial REIT	99,390	744,431
New York Community Bancorp	49,570	670,682
Oriental Financial Group	49,520	615,038
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Piper Jaffray*	33,570	$989,643
Preferred Apartment Communities, Cl A REIT	841	6,795
Safeguard Scientifics*	93,863	1,709,245
STAG Industrial REIT	41,990	516,057
Sterling Financial*	5,510	95,544

		12,355,592

HEALTH CARE — 12.8%
Affymetrix*	34,960	197,524
Allied Healthcare Products*	11,491	43,551
Alphatec Holdings*	94,960	277,283
AMN Healthcare Services*	48,020	387,041
BioScrip*	22,170	159,181
CardioNet*	144,415	727,852
Centene*	21,550	707,055
Charles River Laboratories International*	9,950	393,523
Community Health Systems*	6,430	166,151
DaVita*	2,910	243,101
ICON ADR*	16,520	368,892
Immucor*	15,670	415,255
ISTA Pharmaceuticals*	43,382	215,609
LHC Group*	24,420	556,288
Merit Medical Systems*	45,088	706,529
Natus Medical*	69,137	797,149
Palomar Medical Technologies*	23,160	229,747
Parexel International*	7,010	143,915
PSS World Medical*	16,214	388,001
Questcor Pharmaceuticals*	72,770	2,259,508
Quidel*	44,783	669,954
Rochester Medical*	59,804	535,844
Santarus*	71,364	232,647
Thermo Fisher Scientific*	4,990	299,849
Trinity Biotech ADR	115,664	1,224,882
Vanguard Health Systems*	818	14,184
Warner Chilcott, Cl A	44,264	930,429
Zimmer Holdings*	5,510	330,710

		13,621,654

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 18.9%
Actuant, Cl A	25,250	$623,928
Allied Defense Group*	38,762	129,853
American Railcar Industries*	19,810	463,356
American Reprographics*	91,690	626,243
ATS Automation Tooling Systems*	35,057	291,674
Blount International*	149,740	2,490,176
C&D Technologies*	4,384	40,377
Ceradyne*	11,430	370,446
CIRCOR International	9,690	419,092
Colfax*	26,195	709,099
Copart*	30,560	1,327,832
Diana Containerships*	102,132	689,391
Douglas Dynamics	10,732	163,019
Dycom Industries*	19,811	337,579
Ecotality*	48,295	142,470
Esterline Technologies*	7,720	589,577
Flow International*	27,120	92,479
Goodrich	4,130	392,928
GrafTech International*	22,032	424,336
Harsco	39,130	1,072,553
Huntington Ingalls Industries*	3,500	117,180
Huron Consulting Group*	34,820	1,127,123
InnerWorkings*	20,276	148,623
Interface, Cl A	77,670	1,244,273
KAR Auction Services*	110,820	1,970,380
KHD Humboldt Wedag International (B)*	16,003	140,285
KHD Humboldt Wedag International*	7,047	60,604
Lawson Products	7,150	133,490
Manitowoc	9,570	133,884
Michael Baker*	13,860	289,120
Mine Safety Appliances	11,030	376,344
Mistras Group*	9,330	159,170
Orbital Sciences*	33,300	576,756
Oshkosh*	5,000	124,100
Quanex Building Products	6,620	103,735
Rockwell Collins	7,830	431,355
Spirit Aerosystems Holdings, Cl A*	8,680	177,853
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Thermon Group Holdings*	216	$3,024
Titan International	23,739	599,885
Ultralife*	55,300	259,910
Wesco Aircraft Holdings*	474	7,101
Xerium Technologies*	33,464	546,802

		20,127,405

INFORMATION TECHNOLOGY — 23.0%
Advanced Analogic Technologies*	211,490	1,279,515
ATMI*	18,600	346,890
Brocade Communications Systems*	82,860	454,073
Brooks Automation*	185,107	1,760,368
ChipMOS TECHNOLOGIES Bermuda*	68,364	525,719
Cogo Group*	120,400	567,084
CoreLogic*	63,320	999,190
Dynamics Research*	19,566	236,553
EMS Technologies*	4,380	144,014
Fair Isaac	8,810	262,097
FEI*	20,840	688,554
Fidelity National Information Services	12,687	380,864
FLIR Systems	7,210	197,987
FSI International*	82,871	234,525
GSE Systems*	150,681	334,512
GSI Technology*	104,793	672,771
Harris	4,410	175,827
Integrated Device Technology*	89,020	608,897
Integrated Silicon Solution*	86,950	772,985
InterXion Holding*	12,110	179,833
Intevac*	135,085	1,229,274
Local.com*	167,080	579,768
Magnachip Semiconductor*	130,290	1,382,377
Mantech International, Cl A	7,766	316,853
Mattson Technology*	103,749	180,523
Measurement Specialties*	24,281	793,017
MEMC Electronic Materials*	52,540	389,847
MKS Instruments	2,170	54,142
NeoPhotonics*	42,960	317,045
Oclaro*	45,960	216,012
ON Semiconductor*	15,450	134,260
OPTi	245,530	427,222
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
PC Mall*	13,830	$109,257
PLX Technology*	68,162	232,432
Quantum*	99,230	260,975
Richardson Electronics	61,017	904,882
SAIC*	16,680	267,380
Seagate Technology	48,360	671,720
SPS Commerce*	25,990	477,436
Supertex*	11,031	213,781
Tangoe*	2,355	27,318
TechTarget*	124,141	823,055
Ultra Clean Holdings*	183,166	1,271,172
Vishay Precision Group*	68,770	1,172,528
Vitesse Semiconductor*	70,496	256,605
Western Union	35,580	690,608
WPCS International*	92,500	276,575

		24,498,322

MATERIALS — 10.6%
Agrium	1,270	110,973
Alamos Gold	13,210	234,477
American Vanguard	13,110	179,083
Ashland	8,090	495,431
FMC	4,590	401,946
Frontier Rare Earths*	108,630	254,824
Huntsman	22,030	420,773
Jaguar Mining*	509,460	2,430,124
Material Sciences*	135,757	1,156,650
Materion*	1,300	49,556
Methanex	24,730	732,997
Neenah Paper	17,120	345,653
Olin	20,970	438,483
Omnova Solutions*	91,191	616,451
Owens-Illinois*	2,000	46,340
Q2 Gold Resources (A)*	15,766	—
Reliance Steel & Aluminum	3,030	142,440
SEMAFO*	36,675	329,341
Solutia*	105,023	2,251,693
Terra Nova Royalty	78,634	611,773

		11,249,008

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
COMMON STOCK — continued

	Shares/
	Face Amount	Value
TELECOMMUNICATION SERVICES — 0.3%
8x8*	72,280	$281,892
Multiband*	23,330	73,490

		355,382

TOTAL COMMON STOCK (Cost $87,994,194)		102,975,153

EXCHANGE TRADED FUNDS — 0.6%
BlackRock Floating Rate Income Strategies Fund	15,286	223,329
Eaton Vance Senior Floating-Rate Trust	27,560	406,510

TOTAL EXCHANGE TRADED FUNDS (Cost $650,507)		629,839

CONVERTIBLE BONDS — 0.5%
HEALTH CARE — 0.2%
KV Pharmaceutical 2.500%, 05/16/33	$345,000	170,775

INDUSTRIALS — 0.3%
C&D Technologies 5.250%, 11/01/25 (A)	500,000	350,000

TOTAL CONVERTIBLE BONDS (Cost $556,938)		520,775

CORPORATE OBLIGATION — 0.3%
ENERGY — 0.3%
Allis-Chalmers Energy
8.500%, 03/01/17 (Cost $314,174)	350,000	367,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
PREFERRED STOCK — 0.0%

	Shares	Value
INDUSTRIALS — 0.0%
Northwest Airlines Escrow (A)*	12,260	$—

TOTAL PREFERRED STOCK (Cost $—)		—

SHORT-TERM INVESTMENT — 3.5%
CASH EQUIVALENT (C) — 3.5%
Fidelity Institutional Money Market Funds —Money Market Portfolio, Cl I, 0.130% (Cost $3,688,028)	3,688,028	3,688,028

TOTAL INVESTMENTS — 101.6% (Cost $93,203,841)		$108,181,295

Percentages based on Net Assets of $106,422,291

*	Non-income producing security.

(A)	Security fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities at July 31, 2011 was $350,000 and represented 0.3% of net assets.

(B)	Security is traded on a foreign stock exchange.

(C)	The rate shown is the 7-day effective yield as of July 31, 2011.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$102,975,153	$—	$—	$102,975,153
Exchange Traded Funds	629,839	—	—	629,839
Convertible Bonds	—	170,775	350,000	520,775
Corporate Obligation	—	367,500	—	367,500
Preferred Stock	—	—	—	—
Short-Term Investment	3,688,028	—	—	3,688,028

Total Investments in Securities	$107,293,020	$538,275	$350,000	$108,181,295

For the year ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the year ended July 31, 2011, there were transfers of $351,250 between Level 2 and Level 3 assets and liabilities. The transfers into Level 3 were due to changes in the availability of observable inputs used to determine fair value. For further details of investment classifications, reference the Schedule of Investments.
The following is a reconciliation of the investment in which significant unobservable inputs (Level 3) were used in determining value:

Corporate Obligation
Beginning balance as of August 1, 2010	$—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(1,250)
Purchases	—
Sales	—
Transfer into Level 3	351,250
Transfer out of Level 3	—

Ending balance as of July 31, 2011	$350,000

See Note 2 for further details of valuation leveling considerations.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $93,203,841)	$108,181,295
Receivable for Capital Shares Sold	364,097
Receivable for Investment Securities Sold	303,807
Dividends and Interest Receivable	32,122
Receivable from Investment Adviser	23,642
Prepaid Expenses	9,314

Total Assets	108,914,277

Liabilities:
Payable for Investment Securities Purchased	1,904,798
Payable for Capital Shares Redeemed	404,920
Payable due to Investment Adviser	74,989
Payable due to Distributor	18,745
Payable due to Administrator	14,300
Chief Compliance Officer Fees Payable	7,293
Payable due to Trustees	3,823
Other Accrued Expenses	63,118

Total Liabilities	2,491,986

Net Assets	$106,422,291

Net Assets Consist of:
Paid-in Capital	$89,052,940
Undistributed Net Investment Income	223,103
Accumulated Net Realized Gain on Investments	2,168,794
Net Unrealized Appreciation on Investments	14,977,454

Net Assets	$106,422,291

Net Asset Value, Offering Price Per Share — (unlimited authorization — no par value) Advisor Class Shares ($106,422,291 ÷ 8,568,618)	$12.42

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
STATEMENT OF OPERATIONS

For the
Year Ended
July 31,
2011
Investment Income
Dividend Income	$1,064,604
Interest Income	79,879
Less: Foreign Taxes Withheld	(8,431)

Total Investment Income	1,136,052

Expenses
Investment Advisory Fees	713,613
Distribution Fees	187,793
Administration Fees	138,954
Trustees’ Fees	13,713
Chief Compliance Officer Fees	11,113
Transfer Agent Fees	49,897
Legal Fees	41,313
Registration Fees	22,531
Printing Fees	22,303
Audit Fees	20,307
Custodian Fees	6,538
Insurance and Other Expenses	17,338

Total Expenses	1,245,413
Less: Waiver of Investment Advisory Fees	(268,722)
Fees paid indirectly	(97)

Net Expenses	976,594

Net Investment Income	159,458

Net Realized Gain/(Loss) on:
Investments	$3,444,396
Foreign Currency Transactions	(3,173)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	12,769,213
Foreign Currency Transactions	(139)

Net Realized and Unrealized Gain on Investments	16,210,297

Net Increase in Net Assets Resulting from Operations	$16,369,755

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	July 31,	July 31,
	2011	2010
Operations:
Net Investment Income	$159,458	$53,073
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	3,441,223	(364,351)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	12,769,074	1,997,940

Net Increase in Net Assets Resulting from Operations	16,369,755	1,686,662

Dividends and Distributions:
Net Investment Income	(299,890)	(1,911)

Capital Share Transactions:
Issued	51,372,371	53,688,028 (1)
Reinvestment of Distributions	212,787	1,771
Redemption Fees	3,799	4,423
Redeemed	(15,718,852)	(2,571,937)

Net Increase from Capital Share Transactions	35,870,105	51,122,285

Total Increase in Net Assets	51,939,970	52,807,036

Net Assets:
Beginning of Period	54,482,321	1,675,285

End of Period (including undistributed net investment income of $223,103 and $57,466, respectively)	$106,422,291	$54,482,321

Share Transactions:
Issued	4,250,396	5,660,088 (1)
Reinvestment of Distributions	17,911	196
Redeemed	(1,296,621)	(274,454)

Net Increase in Shares Outstanding from Share Transactions	2,971,686	5,385,830

(1)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 8).
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout the Period
	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,
	2011	2010	2009	2008*
Net Asset Value, Beginning of Year	$9.73	$7.94	$9.62	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.02	0.02	0.01	0.01
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	2.72	1.78	(1.68)	(0.38)

Total from Investment Operations	2.74	1.80	(1.67)	(0.37)

Redemption Fees	— ††	— ††	—	—

Dividends and Distributions from:
Net Investment Income	(0.05)	(0.01)	(0.01)	(0.01)

Net Asset Value, End of Year	$12.42	$9.73	$7.94	$9.62

Total Return†	28.13%	22.64%	(17.35)%	(3.67)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$106,422	$54,482	$1,675	$1,732
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	1.30%	1.30%	1.30%	1.30	%**
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.66%	2.48%	22.95%	28.03	%**
Ratio of Net Investment Income to Average Net Assets	0.21%	0.23%	0.14%	0.46	%**
Portfolio Turnover Rate	44%	36%	95%	4	%***

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the year. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Amount represents less than $0.01.

*	Commenced operations on May 1, 2008.

**	Annualized.

***	Not annualized.

(1)	Per share data calculated using average shares method.
Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
NOTES TO FINANCIAL STATEMENTS
1.	Organization:
The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein are those of the GRT Value Fund (the “Fund”), a diversified fund. The financial statements of the remaining funds within the Trust are presented separately. The investment objective of the Fund is capital appreciation. The Fund invests primarily in publicly traded equity securities of companies that are believed to be selling at a market price below their true value and offer the potential to increase in value. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.
2.	Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund:
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2011, the total market value of securities in the Fund valued in accordance with Fair Value Procedures was $350,000 or 0.3% of net assets.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.
For the year ended July 31, 2011, there have been no significant changes to the Trust’s fair value methodology.
Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the year ended July 31, 2011, the Fund did not have a tax liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, and includes the amortization of premiums and the accretion of discount.
Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.
Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.
Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.
Redemption Fees — The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. For the years ended July 31, 2011 and July 31, 2010, the Fund retained $3,799 and $4,423 in redemption fees, respectively.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
3.	Transactions with Affiliates:
Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.
4.	Administration, Distribution, Transfer Agent and Custodian Agreements:
The GRT Value Fund and the GRT Absolute Return Fund, another series of the Trust, presented separately, (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:
0.12% on the first $250 million of the Funds’ average daily net assets;
0.10% on the next $250 million of the Funds’ average daily net assets; and
0.08% on the Funds’ average daily net assets over $500 million.
The Funds are subject to a minimum annual administration fee of $190,000, which is allocated among the Funds according to assets. There is also a minimum annual administration fee of $15,000 per additional class.
The Trust and Distributor are parties to a Distribution Agreement dated May 31, 2000, as amended and restated on November 16, 2004. The Trust has adopted a distribution plan (the “Plan”) that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund’s average daily net assets.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2011, the Fund earned $97 of cash management credits. This amount is listed as “Fees paid indirectly” on the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
5.	Investment Advisory Agreement:
Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the “Adviser”), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.30% of the Fund’s average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and 1.30% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period. As of July 31, 2011, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was as follows:

Expense Deferred in Fiscal	Subject to Repayment
Period Ending July 31:	Until July 31:		GRT Value Fund
2009	2012		$296,691
2010	2013		271,251
2011	2014		268,722

		Total	$836,664

6. Investment Transactions:
The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $69,557,488 and $32,440,468, respectively, for the year ended July 31, 2011. There were no purchases or sales of long-term U.S. Government securities.
7.	Federal Tax Information:
The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
Accordingly, the following permanent differences that are primarily attributable to investments in REITs, investment in Passive Foreign Investment Companies, investments in Master Limited Partnerships and foreign currency transactions have been reclassified to (from) the following accounts:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-in
Income	Gain/(Loss)	Capital
$306,069	$(305,950)	$(119)
The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
2011	$299,890	$—	$299,890
2010	1,911	—	1,911
As of July 31, 2011, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$316,275
Undistributed Long-Term Capital Gain	2,493,007
Post October Currency Losses	(2,399)
Unrealized Appreciation/(Depreciation)	14,567,929
Other Temporary Differences	(5,461)

Total	$17,369,351

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Post-October losses and post-October currency losses represent losses realized on investment transactions and on foreign currency transactions, respectively, from November 1, 2010 through July 31, 2011, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. During the year ended July 31, 2011, the Fund utilized capital loss carryforwards of $595,161 to offset capital gains.
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2011 were as follows:

	Aggregate Gross	Aggregate Gross
Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$93,613,366	$17,761,320	$(3,193,391)	$14,567,929
8. In-kind Transfer of Securities:
During the year ended July 31, 2010, the Fund issued shares of beneficial interest in exchange of securities. These securities were transferred at their current value on the date of the transaction.

Transaction
Date	Shares Issued	Value
January 27, 2010	2,829,668	$25,976,354
9. Other:
At July 31, 2011, 53% of total shares outstanding were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss is remote.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
10. New Accounting Pronouncements:
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.
11. Subsequent Events:
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of GRT Value Fund
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the GRT Value (one of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)), as of July 31, 2011, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two-years in the period then ended, and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GRT Value Fund at July 31, 2011, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania September 29, 2011

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THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]
INTERESTED BOARD MEMBER

ROBERT A. NESHER 64 yrs. old	Chairman of the Board of Trustees	(Since 1994)

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 71 yrs. old	Trustee	(Since 1992)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
their affiliation of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-GRT-4GRT. The following chart lists Trustees and Officers as of July 31, 2011.

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund II
Principal Occupation(s)	Overseen by Board	Other Directorships
During Past 5 Years	Member	Held by Board Member[3]
Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	30	Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.; Director of SEI Global Master Fund, plc; SEI Global Assets Fund, plc; SEI Global Investments Fund, plc; SEI Investments Global, Limited; SEI Investments — Global Fund Services, Limited; SEI Investments (Europe), Limited; SEI Investments — Unit Trust Management (UK), Limited; SEI Global Nominee Ltd.; SEI Opportunity Fund, L.P. SEI Structured Credit Fund, L.P.; SEI Multi-Strategy Funds plc; and SEI Islamic Investments Fund plc.

Self-employed Consultant since 2003; Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003; counsel to the Trust, SEI, SIMC, the Administrator and the Distributor; Director of SEI Investments since 1974; Secretary of SEI Investments since 1978.	30	Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI since 1974; Director of the Distributor since 2003; Director of SEI Investments — Global Fund Services, Limited; SEI Investments Global, Limited; SEI Investments (Europe), Limited; SEI Investments (Asia), Limited; SEI Asset Korea Co., Ltd.; SEI Global Nominee Limited; and SEI Investments — Unit Trust Management (UK) Limited.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Term of
	Position(s)	Office and
Name, Address[1],	Held with	Length of
Age	the Trust	Time Served[2]
INDEPENDENT BOARD MEMBERS

JAMES M. STOREY 80 yrs. old	Trustee	(Since 1994)

GEORGE J. SULLIVAN, JR. 68 yrs. old	Trustee	(Since 1999)

BETTY L. KRIKORIAN 68 yrs. old	Trustee	(Since 2005)

CHARLES E. CARLBOM 76 yrs. old	Trustee	(Since 2005)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund II
Principal Occupation(s)	Overseen by	Board Other Directorships
During Past 5 Years	Member	Held by Board Member[3]
Attorney, Solo Practitioner since 1994. Partner, Dechert, September 1987- December 1993.	30	Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, and U.S. Charitable Gift Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

Self-Employed Consultant, Newfound Consultants, Inc. since April 1997.	30	Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Director of SEI Alpha Strategy Portfolios, L.P., SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

Vice President Compliance, AARP Financial Inc. since 2008, Self-Employed Legal and Financial Services Consultant since 2003, Counsel to State Street Bank Global Securities and Cash Operations from 1995 to 2003.	30	Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.

Self-Employed Business Consultant, Business Project Inc. since 1997. CEO and President, United Grocers Inc. from 1997 to 2000.	30	Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds. Director of Oregon Transfer Co.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]
INDEPENDENT BOARD MEMBERS (continued)

MITCHELL A. JOHNSON 69 yrs. old	Trustee	(Since 2005)

JAMES K. DARR 66 yrs. old	Trustee	(Since 2008)

OFFICERS

PHILIP T. MASTERSON 47 yrs. old	President	(Since 2008)

MICHAEL LAWSON 50 yrs. old	Treasurer, Controller and Chief Financial Officer	(Since 2005)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund II
Principal Occupation(s)	Overseen by Board	Other Directorships
During Past 5 Years	Member	Held by Board Member[3]
Retired.	30	Director, Federal Agricultural Mortgage Corporation; Trustee of The Advisors’ Inner Circle Fund; Bishop Street Funds; SEI Asset Allocation Trust; SEI Daily Income Trust; SEI Institutional International Trust; SEI Institutional Investments Trust; SEI Institutional Management Trust; SEI Liquid Asset Trust; SEI Tax Exempt Trust; and SEI Alpha Strategies Portfolios, L.P.

CEO, Office of Finance, FHL Banks from 1992 to 2007.	30	Director of Federal Home Loan Bank of Pittsburgh and Manna, Inc. and Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.

Managing Director of SEI Investments since 2006. Vice President and Assistant Secretary of the Administrator from 2004 to 2006. General Counsel of Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.
	N/A	N/A

Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments Fund Accounting from 1995 to 1998 and 1998 to 2005.	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]
OFFICERS (continued)

RUSSELL EMERY 48 yrs. old	Chief Compliance Officer	(Since 2006)

DIANNE M. SULZBACH 34 yrs. old	Vice President and Secretary	(Since 2011)

JAMES NDIAYE 42 yrs. old	Vice President and Assistant Secretary	(Since 2004)

TIMOTHY D. BARTO 43 yrs. old	Vice President and Assistant Secretary	(Since 2000)

MICHAEL BEATTIE 46 yrs. old	Vice President	(Since 2009)

KERI ROHN 31 yrs. old	AML Officer Privacy Officer	(Since 2011) (Since 2009)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JULY 31, 2011

Number of
Funds in
The Advisors’
Inner Circle Fund II
Principal Occupation(s)	Overseen by Board	Other Directorships
During Past 5 Years	Member	Held by Board Member[3]
Chief Compliance Officer of SEI Structured Credit Fund, L.P., and SEI Alpha Strategy Portfolios, L.P. since June 2007, Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust; SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust since March 2006, Director of Investment Product Management and Development, SEI Investments, since February 2003, Senior Investment Analyst — Equity Team, SEI Investments, from March 2000 to February 2003.
	N/A	N/A

Counsel at SEI Investments since 2010, Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010; Associate at Morrison & Foerster LLP from 2003 to 2006; Associate at Stradley Ronon Stevens & Young LLP from 2002 to 2003.
	N/A	N/A

Employed by SEI Investments Company since 2004. Vice President, Deutsche Asset Management from 2003-2004. Associate, Morgan, Lewis & Bockius LLP from 2000-2003. Counsel, Assistant Vice President, ING Variable Annuities Group from 1999-2000.
	N/A	N/A

General Counsel, Vice President and Assistant Secretary of SEI Investments Global Funds Services since 1999; Associate, Dechert (law firm) from 1997-1999; Associate, Richter, Miller & Finn (law firm) from 1994-1997.
	N/A	N/A

Director of Client Services at SEI since 2004.	N/A	N/A

Compliance Officer at SEI Investments since 2003	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the following page illustrates your Fund’s costs in two ways.
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)
Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	02/01/11	07/31/11	Ratios	Period*

Actual Fund Return	$1,000.00	$1,038.50	1.30%	$6.57
Hypothetical 5% Return	$1,000.00	$1,018.35	1.30%	$6.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value or the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
NOTICE TO SHAREHOLDERS (Unaudited)
For shareholders who do not have a July 31, 2011 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2011 taxable year end, please consult your tax adviser as to the pertinence of this notice.
For the fiscal year ended July 31, 2011, the Fund is designating the following items with regard to distributions paid during the period.

Qualifying for
Corporate
Long-Term	Ordinary		Dividends	Qualifying	Interest	Short-Term
Capital Gain	Income	Total	Received	Dividend	Related	Capital Gain
Distributions	Distributions	Distributions	Deduction(1)	Income(2)	Dividends(3)	Dividend(4)
0.00%	100.00%	100.00%	95.82%	100.00%	10.52%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	The percentage in this column represents the amount of “Interest Related Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(4)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

NOTES

NOTES

GRT Value Fund
P.O. Box 219009
Kansas City, MO 64121-9009
Investment Adviser:
GRT Capital Partners, L.L.C.
50 Milk Street
21st Floor
Boston, MA 02109
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
Independent Registered Public Accounting Firm:
Ernst & Young, LLP
2001 Market Street, Suite 4000
Philadelphia, PA 19103
This information must be preceded or accompanied by a current prospectus for the Fund.
GRT-AR-001-0400

Item 2. Code of Ethics.
The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.
Item 3. Audit Committee Financial Expert.
(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.
(a) (2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3 (a)(2).
Item 4. Principal Accountant Fees and Services.
Fees billed by Ernst & Young LLP (“E&Y”) related to the Advisors’ Inner Circle Fund II (the “Trust”).
E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

	2011			2010
		All fees and	All other fees		All fees and	All other fees
		services to	and services to		services to	and services to
	All fees and	service	service	All fees and	service	service
	services to the	affiliates that	affiliates that	services to the	affiliates that	affiliates that
	Trust that were	were pre-	did not require	Trust that were	were pre-	did not require
	pre-approved	approved	pre-approval	pre-approved	approved	pre-approval
(a) Audit Fees	$367,400	$1,853	N/A	$314,172	$1,377	N/A
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.
The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.
Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.
Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.
All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.
In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.
(e)(2) Percentage of fees billed to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2011	2010
Audit-Related Fees	0%	0%
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
(f) Not applicable.
(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2011 and 2010, respectively.
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President
Date: October 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: October 7, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller and
Chief Financial Officer
Date: October 7, 2011